Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

	December 31, 2013 $	December 31, 2012 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	743,494	812,509
Norwegian Kroner Bonds due through 2018	312,947	215,641
U.S. Dollar-denominated Term Loans due through 2018	188,854	213,993
U.S. Dollar-denominated Term Loans due through 2023	949,531	527,489
U.S. Dollar Bonds due through 2023	174,150	—

	2,368,976	1,769,632
Less current portion	806,009	248,385

Total	1,562,967	1,521,247